UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22939

T. Rowe Price Credit Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2024

Credit Opportunities Fund

Investor Class (PRCPX)

This annual shareholder report contains important information about Credit Opportunities Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Credit Opportunities Fund - Investor Class	$86	0.81%

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2024, despite diminished expectations for Federal Reserve rate cuts in 2024. The resilient economy, strong equity returns, and supportive technical conditions bolstered the asset class’s performance.

  Compared with the style-specific Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index, the fund’s off-benchmark allocation to bank loans—which outpaced high yield bonds over the past year—was a leading contributor to relative results, driven by holdings in Asurion and Ultimate Kronos Group. Credit selection in the utilities segment also added value, partly due to energy company Vistra, whose comprehensive hedging program results in a more stable earnings profile and provides opportunities to lock in significant gross margins.

  Selection among cable operators was a notable detractor, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless bondholders took a haircut to their claims. Not owning online used car dealer Carvana held back gains relative to the style-specific benchmark in the information technology sector.

  The fund seeks a combination of long-term capital appreciation and high income. Over the past year, we significantly increased the portfolio’s allocation to the financials segment, largely through additional investments in the insurance brokers subsector. We remained confident in the durability of insurance brokers’ performance through challenging market environments as property and casualty insurance is a nondiscretionary business expense in both good times and bad.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2014	10,075	10,090	10,108
2014	9,596	10,192	9,941
2015	9,505	10,318	10,099
2015	9,761	10,303	10,196
2015	9,123	10,247	9,812
2015	8,805	10,291	9,605
2016	8,511	10,473	9,265
2016	9,159	10,612	10,118
2016	9,680	10,859	10,707
2016	9,916	10,514	10,768
2017	10,342	10,621	11,288
2017	10,481	10,780	11,491
2017	10,626	10,912	11,630
2017	10,698	10,852	11,754
2018	10,759	10,674	11,760
2018	10,778	10,739	11,761
2018	10,941	10,798	12,026
2018	10,824	10,707	11,797
2019	11,197	11,013	12,266
2019	11,413	11,426	12,409
2019	11,772	11,896	12,814
2019	11,876	11,862	12,938
2020	11,804	12,299	13,014
2020	11,550	12,502	12,571
2020	12,144	12,666	13,410
2020	12,507	12,726	13,866
2021	12,832	12,470	14,226
2021	13,087	12,452	14,445
2021	13,356	12,655	14,769
2021	13,274	12,579	14,597
2022	13,197	12,140	14,316
2022	12,640	11,428	13,683
2022	12,293	11,198	13,203
2022	12,336	10,964	13,289
2023	12,693	10,960	13,535
2023	12,689	11,183	13,689
2023	13,229	11,064	14,152
2023	13,524	11,094	14,444
2024	14,022	11,324	15,026
2024	14,208	11,329	15,226

202405-3565004, 202407-3567152

F105-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Credit Opportunities Fund (Investor Class)	11.97%	4.48%	3.57%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	11.23	4.18	4.29

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$186,789
Number of Portfolio Holdings	317
Investment Advisory Fees Paid (000s)	$412
Portfolio Turnover Rate	36.2%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated and Above	1.8%
BB Rated	19.5
BB/B Rated	19.8
B Rated	28.8
B/CCC Rated	5.4
CCC Rated and Below	13.6
Not Rated	6.1
Short-Term Holdings	5.0

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Vistra	3.8%
Talen Energy Supply	2.5
HUB International	2.1
TransDigm	2.0
CCO Holdings	1.7
Jones Deslauriers Insurance Management	1.7
Cloud Software Group	1.6
Navient	1.6
Asurion	1.6
UKG	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Credit Opportunities Fund

Investor Class (PRCPX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

Credit Opportunities Fund

Advisor Class (PAOPX)

This annual shareholder report contains important information about Credit Opportunities Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Credit Opportunities Fund - Advisor Class	$96	0.91%

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2024, despite diminished expectations for Federal Reserve rate cuts in 2024. The resilient economy, strong equity returns, and supportive technical conditions bolstered the asset class’s performance.

  Compared with the style-specific Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index, the fund’s off-benchmark allocation to bank loans—which outpaced high yield bonds over the past year—was a leading contributor to relative results, driven by holdings in Asurion and Ultimate Kronos Group. Credit selection in the utilities segment also added value, partly due to energy company Vistra, whose comprehensive hedging program results in a more stable earnings profile and provides opportunities to lock in significant gross margins.

  Selection among cable operators was a notable detractor, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless bondholders took a haircut to their claims. Not owning online used car dealer Carvana held back gains relative to the style-specific benchmark in the information technology sector.

  The fund seeks a combination of long-term capital appreciation and high income. Over the past year, we significantly increased the portfolio’s allocation to the financials segment, largely through additional investments in the insurance brokers subsector. We remained confident in the durability of insurance brokers’ performance through challenging market environments as property and casualty insurance is a nondiscretionary business expense in both good times and bad.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2014	10,073	10,090	10,108
2014	9,581	10,192	9,941
2015	9,498	10,318	10,099
2015	9,751	10,303	10,196
2015	9,101	10,247	9,812
2015	8,781	10,291	9,605
2016	8,485	10,473	9,265
2016	9,130	10,612	10,118
2016	9,648	10,859	10,707
2016	9,869	10,514	10,768
2017	10,292	10,621	11,288
2017	10,439	10,780	11,491
2017	10,581	10,912	11,630
2017	10,650	10,852	11,754
2018	10,696	10,674	11,760
2018	10,712	10,739	11,761
2018	10,884	10,798	12,026
2018	10,752	10,707	11,797
2019	11,120	11,013	12,266
2019	11,332	11,426	12,409
2019	11,685	11,896	12,814
2019	11,773	11,862	12,938
2020	11,711	12,299	13,014
2020	11,455	12,502	12,571
2020	12,056	12,666	13,410
2020	12,399	12,726	13,866
2021	12,719	12,470	14,226
2021	12,968	12,452	14,445
2021	13,233	12,655	14,769
2021	13,147	12,579	14,597
2022	13,067	12,140	14,316
2022	12,511	11,428	13,683
2022	12,147	11,198	13,203
2022	12,198	10,964	13,289
2023	12,532	10,960	13,535
2023	12,541	11,183	13,689
2023	13,055	11,064	14,152
2023	13,326	11,094	14,444
2024	13,815	11,324	15,026
2024	13,995	11,329	15,226

202405-3565004, 202407-3567152

F205-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Credit Opportunities Fund (Advisor Class)	11.59%	4.31%	3.42%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	11.23	4.18	4.29

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$186,789
Number of Portfolio Holdings	317
Investment Advisory Fees Paid (000s)	$412
Portfolio Turnover Rate	36.2%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated and Above	1.8%
BB Rated	19.5
BB/B Rated	19.8
B Rated	28.8
B/CCC Rated	5.4
CCC Rated and Below	13.6
Not Rated	6.1
Short-Term Holdings	5.0

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Vistra	3.8%
Talen Energy Supply	2.5
HUB International	2.1
TransDigm	2.0
CCO Holdings	1.7
Jones Deslauriers Insurance Management	1.7
Cloud Software Group	1.6
Navient	1.6
Asurion	1.6
UKG	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Credit Opportunities Fund

Advisor Class (PAOPX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

Credit Opportunities Fund

I Class (TCRRX)

This annual shareholder report contains important information about Credit Opportunities Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Credit Opportunities Fund - I Class	$60	0.57%

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2024, despite diminished expectations for Federal Reserve rate cuts in 2024. The resilient economy, strong equity returns, and supportive technical conditions bolstered the asset class’s performance.

  Compared with the style-specific Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index, the fund’s off-benchmark allocation to bank loans—which outpaced high yield bonds over the past year—was a leading contributor to relative results, driven by holdings in Asurion and Ultimate Kronos Group. Credit selection in the utilities segment also added value, partly due to energy company Vistra, whose comprehensive hedging program results in a more stable earnings profile and provides opportunities to lock in significant gross margins.

  Selection among cable operators was a notable detractor, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless bondholders took a haircut to their claims. Not owning online used car dealer Carvana held back gains relative to the style-specific benchmark in the information technology sector.

  The fund seeks a combination of long-term capital appreciation and high income. Over the past year, we significantly increased the portfolio’s allocation to the financials segment, largely through additional investments in the insurance brokers subsector. We remained confident in the durability of insurance brokers’ performance through challenging market environments as property and casualty insurance is a nondiscretionary business expense in both good times and bad.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
11/29/16	500,000	500,000	500,000
11/30/16	500,073	498,674	500,747
2/28/17	521,834	503,720	524,914
5/31/17	529,102	511,246	534,377
8/31/17	536,712	517,530	540,821
11/30/17	540,608	514,702	546,597
2/28/18	543,431	506,265	546,850
5/31/18	545,364	509,331	546,934
8/31/18	553,993	512,100	559,216
11/30/18	547,740	507,795	548,575
2/28/19	566,945	522,312	570,417
5/31/19	578,293	541,930	577,028
8/31/19	596,807	564,193	595,881
11/30/19	602,520	562,592	601,661
2/29/20	599,210	583,332	605,197
5/31/20	586,658	592,956	584,585
8/31/20	617,228	600,715	623,591
11/30/20	636,103	603,570	644,791
2/28/21	653,049	591,403	661,535
5/31/21	666,460	590,555	671,715
8/31/21	680,643	600,209	686,798
11/30/21	676,846	596,608	678,773
2/28/22	673,334	575,765	665,742
5/31/22	645,270	541,999	636,278
8/31/22	627,891	531,089	613,957
11/30/22	629,639	520,006	617,992
2/28/23	648,260	519,790	629,430
5/31/23	649,295	530,385	636,581
8/31/23	677,350	524,752	658,089
11/30/23	692,888	526,141	671,702
2/29/24	718,876	537,084	698,752
5/31/24	728,873	537,310	708,067

202405-3565004, 202407-3567152

F406-052 7/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/29/2016
Credit Opportunities Fund (I Class)	12.26%	4.74%	5.15%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	0.96
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	11.23	4.18	4.75

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$186,789
Number of Portfolio Holdings	317
Investment Advisory Fees Paid (000s)	$412
Portfolio Turnover Rate	36.2%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated and Above	1.8%
BB Rated	19.5
BB/B Rated	19.8
B Rated	28.8
B/CCC Rated	5.4
CCC Rated and Below	13.6
Not Rated	6.1
Short-Term Holdings	5.0

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Vistra	3.8%
Talen Energy Supply	2.5
HUB International	2.1
TransDigm	2.0
CCO Holdings	1.7
Jones Deslauriers Insurance Management	1.7
Cloud Software Group	1.6
Navient	1.6
Asurion	1.6
UKG	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Credit Opportunities Fund

I Class (TCRRX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$46,029	$45,097
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,230,000 and $1,521,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
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T. ROWE PRICE
PRCPX Credit Opportunities
Fund –
.
PAOPX Credit Opportunities
Fund–
.
Advisor Class
TCRRX Credit Opportunities
Fund–
.
I Class

T. ROWE PRICE Credit Opportunities Fund
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T. ROWE PRICE Credit Opportunities Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 7.53 $ 8.04 $ 8.77 $ 8.17 $ 8.50
Investment activities
Net investment income
(1)(2)
0.55 0.50 0.42 0.44 0.44
Net realized and unrealized
gain/loss 0.33 (0.48) (0.70) 0.62 (0.34)
Total from investment activities 0.88 0.02 (0.28) 1.06 0.10
Distributions
Net investment income (0.56) (0.51) (0.45) (0.46) (0.43)
Net realized gain — (0.02) — — —
Total distributions (0.56) (0.53) (0.45) (0.46) (0.43)
NET ASSET VALUE
End of period $ 7.85 $ 7.53 $ 8.04 $ 8.77 $ 8.17

T. ROWE PRICE Credit Opportunities Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
11.97% 0.39% (3.41)% 13.30% 1.20%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.05% 1.19% 1.12% 1.22% 1.20%
Net expenses after waivers/
payments by Price Associates 0.81% 0.82% 0.84% 0.91% 0.91%
Net investment income 7.11% 6.60% 4.88% 5.08% 5.26%
Portfolio turnover rate 36.2% 28.9% 38.9% 53.5% 53.5%
Net assets, end of period (in
thousands) $91,777 $45,297 $44,737 $56,674 $40,408
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Credit Opportunities Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 7.51 $ 8.02 $ 8.75 $ 8.15 $ 8.48
Investment activities
Net investment income
(1)(2)
0.54 0.48 0.42 0.43 0.44
Net realized and unrealized
gain/loss 0.31 (0.47) (0.71) 0.62 (0.35)
Total from investment activities 0.85 0.01 (0.29) 1.05 0.09
Distributions
Net investment income (0.55) (0.50) (0.44) (0.45) (0.42)
Net realized gain — (0.02) — — —
Total distributions (0.55) (0.52) (0.44) (0.45) (0.42)
NET ASSET VALUE
End of period $ 7.81 $ 7.51 $ 8.02 $ 8.75 $ 8.15

T. ROWE PRICE Credit Opportunities Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
11.59% 0.24% (3.53)% 13.21% 1.09%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.96% 1.55% 1.65% 1.76% 1.81%
Net expenses after waivers/
payments by Price Associates 0.91% 0.92% 0.94% 1.01% 1.01%
Net investment income 7.02% 6.33% 4.84% 5.00% 5.18%
Portfolio turnover rate 36.2% 28.9% 38.9% 53.5% 53.5%
Net assets, end of period (in
thousands) $99 $375 $89 $130 $221
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Credit Opportunities Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 7.52 $ 8.03 $ 8.76 $ 8.16 $ 8.49
Investment activities
Net investment income
(1)(2)
0.57 0.52 0.45 0.46 0.47
Net realized and unrealized
gain/loss 0.32 (0.48) (0.71) 0.63 (0.35)
Total from investment activities 0.89 0.04 (0.26) 1.09 0.12
Distributions
Net investment income (0.57) (0.53) (0.47) (0.49) (0.45)
Net realized gain — (0.02) — — —
Total distributions (0.57) (0.55) (0.47) (0.49) (0.45)
NET ASSET VALUE
End of period $ 7.84 $ 7.52 $ 8.03 $ 8.76 $ 8.16

T. ROWE PRICE Credit Opportunities Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
12.26% 0.62% (3.18)% 13.60% 1.45%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.84% 0.95% 0.95% 1.09% 1.05%
Net expenses after waivers/
payments by Price Associates 0.57% 0.57% 0.59% 0.65% 0.65%
Net investment income 7.36% 6.87% 5.24% 5.37% 5.55%
Portfolio turnover rate 36.2% 28.9% 38.9% 53.5% 53.5%
Net assets, end of period (in
thousands) $94,913 $61,427 $46,701 $26,580 $24,092
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Credit Opportunities Fund
May 31, 2024

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  10.8% (1)
Aerospace & Defense  0.4%
Peraton, FRN, 3M TSFR + 7.75%, 2/1/29 (2) 236 237
Peraton, FRN, 3M TSFR + 8.00%, 13.427%, 2/1/29  438 441
678
Airlines  0.4%
AAdvantage Loyalty IP, FRN, 3M TSFR + 4.75%, 10.336%,
4/20/28  435 451
Mileage Plus Holdings, FRN, 3M TSFR + 5.25%, 10.733%,
6/21/27  328 336
787
Broadcasting  0.2%
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%,
9.444%, 8/21/28  204 205
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 15.156%,
10/11/29 (3) 85 83
288
Cable Operators  0.5%
CSC Holdings, FRN, 1M TSFR + 4.50%, 9.817%, 1/18/28 (2) 368 354
Radiate Holdco, FRN, 1M TSFR + 3.25%, 8.694%, 9/25/26  648 510
864
Chemicals  0.2%
Vibrantz Technologies, FRN, 3M TSFR + 4.25%, 9.706%,
4/23/29  453 447
447
Container  0.2%
Charter Next Generation, FRN, 1M TSFR + 3.50%, 8.829%,
12/1/27  450 452
452
Energy  0.2%
Prairie ECI Acquiror, FRN, 1M TSFR + 4.75%, 10.079%, 8/1/29  445 446
446
Financial  1.5%
HUB International, FRN, 1M TSFR + 3.25%, 6/20/30 (2) 360 362
Truist Insurance Holdings, FRN, 1M TSFR + 4.75%, 10.086%,
3/8/32  2,320 2,368
2,730
Gaming  0.1%
Ontario Gaming GTA, FRN, 1M TSFR + 4.25%, 8/1/30 (2) 180 181
181
Health Care  0.7%
AthenaHealth Group, FRN, 1M TSFR + 3.25%, 8.579%, 2/15/29  270 269

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Bausch + Lomb, FRN, 1M TSFR + 3.25%, 8.67%, 5/10/27  993 983
1,252
Information Technology  2.5%
Applied Systems, FRN, 1M TSFR + 3.50%, 8.809%, 2/24/31 (2) 715 721
Applied Systems, FRN, 1M TSFR + 5.25%, 10.559%, 2/23/32  564 584
Boxer Parent, FRN, 1M TSFR + 4.00%, 9.329%, 12/29/28  537 540
Cloud Software Group, FRN, 1M TSFR + 4.00%, 9.331%,
3/30/29 (2) 454 456
Delta Topco, FRN, 1M TSFR + 3.50%, 8.829%, 11/30/29  220 221
Delta Topco, FRN, 1M TSFR + 5.25%, 10.579%, 11/29/30 (2) 485 491
RealPage, FRN, 1M TSFR + 6.50%, 11.944%, 4/23/29  1,630 1,597
4,610
Manufacturing  0.9%
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
11.571%, 5/21/29  545 545
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%,
12.071%, 5/21/29 (4) 250 250
LTI Holdings, FRN, 1M TSFR + 3.50%, 8.944%, 9/6/25  654 643
LTI Holdings, FRN, 1M TSFR + 4.75%, 10.194%, 7/24/26  151 149
LTI Holdings, FRN, 1M TSFR + 6.75%, 12.194%, 9/6/26  138 130
1,717
Metals & Mining  0.2%
Arsenal AIC Parent, FRN, 1M TSFR + 3.75%, 9.079%, 8/18/30  360 363
363
Retail  0.0%
At Home Group, FRN, 1M TSFR + 4.25%, 9.694%, 7/24/28  178 94
94
Services  1.2%
Ascend Learning, FRN, 1M TSFR + 5.75%, 11.179%,
12/10/29 (2) 1,400 1,373
CoreLogic, FRN, 1M TSFR + 6.50%, 6/4/29 (2) 232 222
TK Elevator U.S. Newco, FRN, 1M TSFR + 3.50%, 8.791%,
4/30/30  394 396
UKG, FRN, 1M TSFR + 3.50%, 8.82%, 2/10/31  180 181
2,172
Wireless Communications  1.6%
Asurion, FRN, 1M TSFR + 3.25%, 8.694%, 12/23/26  586 582
Asurion, FRN, 1M TSFR + 5.25%, 10.694%, 1/31/28  1,936 1,816
Asurion, FRN, 1M TSFR + 5.25%, 10.694%, 1/20/29  672 624
3,022
Total Bank Loans (Cost $20,183) 20,103

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS  0.7%
Health Care  0.2%
Becton Dickinson & Company  1 313
313
Manufacturing  0.1%
Enpro  1 166
166
Metals & Mining  0.3%
Constellium (3) 16 343
Freeport-McMoRan  4 193
536
Other Telecommunications  0.1%
Ciena (3) 6 275
275
Total Common Stocks (Cost $1,196) 1,290
CONVERTIBLE BONDS  0.1%
Automotive  0.1%
Rivian Automotive, 4.625%, 3/15/29  240 187
Total Convertible Bonds (Cost $230) 187
CORPORATE BONDS  82.9%
Aerospace & Defense  2.0%
TransDigm, 6.625%, 3/1/32 (5) 1,680 1,684
TransDigm, 6.75%, 8/15/28 (5) 530 536
TransDigm, 6.875%, 12/15/30 (5) 1,080 1,089
TransDigm, 7.125%, 12/1/31 (5) 450 460
3,769
Airlines  0.4%
American Airlines, 5.50%, 4/20/26 (5) 287 283
American Airlines, 5.75%, 4/20/29 (5) 350 338
Mileage Plus Holdings, 6.50%, 6/20/27 (5) 85 85
United Airlines, 4.625%, 4/15/29 (5) 110 101
807
Automotive  5.1%
Adient Global Holdings, 8.25%, 4/15/31 (5) 695 723
Clarios Global, 6.75%, 5/15/28 (5) 160 161
Clarios Global, 8.50%, 5/15/27 (5) 695 698

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (5) 653 770
Global Auto Holdings, 8.75%, 1/15/32 (5) 695 667
Goodyear Tire & Rubber, 5.25%, 7/15/31 (6) 405 364
Goodyear Tire & Rubber, 5.625%, 4/30/33  370 330
Rivian Holdings, FRN, 6M TSFR + 6.028%, 11.31%,
10/15/26 (5) 2,234 2,189
Tenneco, 8.00%, 11/17/28 (5) 940 855
Velocity Vehicle Group, 8.00%, 6/1/29 (5) 185 188
Wand NewCo 3, 7.625%, 1/30/32 (5) 1,135 1,162
ZF North America Capital, 6.875%, 4/14/28 (5) 300 304
ZF North America Capital, 6.875%, 4/23/32 (5) 550 561
ZF North America Capital, 7.125%, 4/14/30 (5) 450 463
9,435
Broadcasting  3.3%
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (5) 145 137
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (5)(6) 710 579
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (5)(6) 550 474
Clear Channel Outdoor Holdings, 7.875%, 4/1/30 (5) 510 506
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (5)(6) 665 690
CMG Media, 8.875%, 12/15/27 (5) 670 337
Neptune Bidco U.S., 9.29%, 4/15/29 (5) 450 430
Outfront Media Capital, 7.375%, 2/15/31 (5) 235 242
Sirius XM Radio, 4.00%, 7/15/28 (5) 85 76
Sirius XM Radio, 5.00%, 8/1/27 (5) 665 629
Sirius XM Radio, 5.50%, 7/1/29 (5) 330 306
Stagwell Global, 5.625%, 8/15/29 (5) 905 826
Univision Communications, 7.375%, 6/30/30 (5) 400 378
Univision Communications, 8.00%, 8/15/28 (5) 580 571
6,181
Building & Real Estate  0.9%
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (5) 305 303
Cushman & Wakefield U.S. Borrower, 8.875%, 9/1/31 (5) 260 272
Howard Hughes, 4.125%, 2/1/29 (5) 295 260
Howard Hughes, 5.375%, 8/1/28 (5) 860 810
1,645
Building Products  0.9%
Advanced Drainage Systems, 6.375%, 6/15/30 (5) 225 224
Builders FirstSource, 6.375%, 6/15/32 (5) 103 103
Builders FirstSource, 6.375%, 3/1/34 (5) 300 294
New Enterprise Stone & Lime, 5.25%, 7/15/28 (5) 365 342
Summit Materials, 7.25%, 1/15/31 (5) 660 678
1,641

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Cable Operators  4.6%
Altice Financing, 9.625%, 7/15/27 (5) 900 830
Altice France, 8.125%, 2/1/27 (5) 200 154
Altice France Holding, 6.00%, 2/15/28 (5) 815 254
Altice France Holding, 10.50%, 5/15/27 (5) 1,585 582
C&W Senior Finance, 6.875%, 9/15/27 (5) 365 348
CCO Holdings, 4.50%, 8/15/30 (5) 405 336
CCO Holdings, 4.50%, 6/1/33 (5) 200 154
CCO Holdings, 4.75%, 2/1/32 (5) 300 241
CCO Holdings, 6.375%, 9/1/29 (5) 1,652 1,542
CCO Holdings, 7.375%, 3/1/31 (5) 975 941
CSC Holdings, 5.50%, 4/15/27 (5) 200 153
CSC Holdings, 6.50%, 2/1/29 (5) 545 368
CSC Holdings, 7.50%, 4/1/28 (5) 385 215
CSC Holdings, 11.25%, 5/15/28 (5) 245 198
CSC Holdings, 11.75%, 1/31/29 (5) 545 432
DISH DBS, 5.125%, 6/1/29  130 53
DISH DBS, 5.25%, 12/1/26 (5) 990 789
DISH DBS, 5.75%, 12/1/28 (5) 116 81
DISH DBS, 7.75%, 7/1/26  1,305 832
8,503
Chemicals  2.4%
Avient, 7.125%, 8/1/30 (5) 375 380
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31 (5) 520 537
Celanese U.S. Holdings, 6.55%, 11/15/30  300 313
Celanese U.S. Holdings, 6.70%, 11/15/33  625 657
Kobe U.S. Midco 2, (9.25% Cash or 10.00% PIK), 9.25%,
11/1/26 (5)(7) 87 71
Methanex, 5.125%, 10/15/27  82 79
Methanex, 5.25%, 12/15/29  120 115
Methanex, 5.65%, 12/1/44  108 94
Vibrantz Technologies, 9.00%, 2/15/30 (5) 530 490
Windsor Holdings III, 8.50%, 6/15/30 (5) 845 881
WR Grace Holdings, 5.625%, 8/15/29 (5) 815 750
WR Grace Holdings, 7.375%, 3/1/31 (5) 126 128
4,495
Consumer Products  0.6%
Acushnet, 7.375%, 10/15/28 (5) 300 308
Life Time, 5.75%, 1/15/26 (5) 372 370
Life Time, 8.00%, 4/15/26 (5) 455 458
1,136

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Container  0.4%
Ball, 6.00%, 6/15/29  800 799
799
Energy  11.4%
Aethon United BR, 8.25%, 2/15/26 (5) 785 792
Antero Resources, 5.375%, 3/1/30 (5) 115 110
Antero Resources, 7.625%, 2/1/29 (5) 290 298
Chesapeake Energy, 5.50%, 2/1/26 (5) 135 133
Chesapeake Energy, 5.875%, 2/1/29 (5) 150 147
Chesapeake Energy, 6.75%, 4/15/29 (5) 305 305
Comstock Resources, 6.75%, 3/1/29 (5) 816 787
Crescent Energy Finance, 7.625%, 4/1/32 (5) 400 407
Crescent Energy Finance, 9.25%, 2/15/28 (5) 1,180 1,245
Gulfport Energy, 8.00%, 5/17/26 (5) 155 157
Hilcorp Energy I, 6.00%, 2/1/31 (5) 466 443
Hilcorp Energy I, 8.375%, 11/1/33 (5) 1,210 1,289
Kinetik Holdings, 5.875%, 6/15/30 (5) 815 794
Kinetik Holdings, 6.625%, 12/15/28 (5) 507 511
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (5) 920 904
NGL Energy Operating, 8.125%, 2/15/29 (5) 435 443
NGL Energy Operating, 8.375%, 2/15/32 (5) 430 438
NuStar Logistics, 5.625%, 4/28/27  167 164
NuStar Logistics, 6.00%, 6/1/26  300 297
Permian Resources Operating, 9.875%, 7/15/31 (5) 553 612
Prairie Acquiror, 9.00%, 8/1/29 (5) 440 452
Range Resources, 4.75%, 2/15/30 (5) 335 309
Range Resources, 8.25%, 1/15/29  130 135
Seadrill Finance, 8.375%, 8/1/30 (5) 1,420 1,491
SilverBow Resources, FRN, 3M TSFR + 7.75%, 13.079%,
12/15/28 (5) 552 574
Solaris Midstream Holdings, 7.625%, 4/1/26 (5) 165 165
Southwestern Energy, 4.75%, 2/1/32  370 334
Southwestern Energy, 5.375%, 3/15/30  195 187
Sunoco, 7.00%, 5/1/29 (5) 580 590
Sunoco, 7.25%, 5/1/32 (5) 402 410
Tallgrass Energy Partners, 6.00%, 3/1/27 (5) 370 362
Tallgrass Energy Partners, 6.00%, 12/31/30 (5) 300 283
Tallgrass Energy Partners, 7.375%, 2/15/29 (5) 765 767
Tallgrass Energy Partners, 7.50%, 10/1/25 (5) 185 185
Transocean, 6.80%, 3/15/38  290 239
Transocean, 8.25%, 5/15/29 (5) 380 380
Transocean, 8.50%, 5/15/31 (5) 450 448
Transocean, 8.75%, 2/15/30 (5) 185 192

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Transocean Aquila, 8.00%, 9/30/28 (5) 240 244
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (5) 885 884
Venture Global LNG, 8.125%, 6/1/28 (5) 540 551
Venture Global LNG, 8.375%, 6/1/31 (5) 1,165 1,201
Venture Global LNG, 9.50%, 2/1/29 (5) 640 692
21,351
Entertainment & Leisure  4.0%
Carnival, 7.00%, 8/15/29 (5) 435 446
Carnival, 7.625%, 3/1/26 (5) 525 527
Carnival, 10.50%, 6/1/30 (5) 1,350 1,461
Cedar Fair, 6.50%, 10/1/28  865 861
Churchill Downs, 5.75%, 4/1/30 (5) 455 435
Cinemark USA, 5.25%, 7/15/28 (5)(6) 280 261
Live Nation Entertainment, 4.75%, 10/15/27 (5) 580 548
Royal Caribbean Cruises, 5.50%, 4/1/28 (5) 230 225
Royal Caribbean Cruises, 6.25%, 3/15/32 (5) 215 213
Royal Caribbean Cruises, 8.25%, 1/15/29 (5) 575 607
Royal Caribbean Cruises, 9.25%, 1/15/29 (5) 280 298
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (5) 365 341
Six Flags Entertainment, 7.25%, 5/15/31 (5) 1,305 1,298
7,521
Financial  12.0%
Acrisure, 8.25%, 2/1/29 (5) 375 375
Acrisure, 10.125%, 8/1/26 (5) 518 533
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (5) 335 346
Alliant Holdings Intermediate, 6.75%, 10/15/27 (5) 1,515 1,477
Alliant Holdings Intermediate, 7.00%, 1/15/31 (5) 705 707
AssuredPartners, 7.50%, 2/15/32 (5) 823 818
GTCR AP Finance, 8.00%, 5/15/27 (5) 165 165
HUB International, 5.625%, 12/1/29 (5) 180 166
HUB International, 7.25%, 6/15/30 (5) 1,085 1,103
HUB International, 7.375%, 1/31/32 (5) 2,205 2,205
Jane Street Group, 7.125%, 4/30/31 (5) 900 913
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (5) 739 776
Jones Deslauriers Insurance Management, 10.50%,
12/15/30 (5) 2,170 2,333
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (5) 200 170
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (5) 790 736
Navient, 5.50%, 3/15/29  960 866
Navient, 5.625%, 8/1/33  740 596
Navient, 9.375%, 7/25/30  585 608
Navient, 11.50%, 3/15/31  870 955
OneMain Finance, 7.50%, 5/15/31  530 529

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
OneMain Finance, 9.00%, 1/15/29  2,240 2,349
Osaic Holdings, 10.75%, 8/1/27 (5)(6) 210 216
Panther Escrow Issuer, 7.125%, 6/1/31 (5) 2,690 2,707
PennyMac Financial Services, 7.125%, 11/15/30 (5) 740 728
22,377
Food  0.9%
B&G Foods, 5.25%, 9/15/27 (6) 435 400
BellRing Brands, 7.00%, 3/15/30 (5) 340 347
Chobani, 7.625%, 7/1/29 (5) 440 447
Darling Ingredients, 6.00%, 6/15/30 (5) 465 453
1,647
Forest Products  0.1%
Cascades, 5.125%, 1/15/26 (5) 260 255
255
Gaming  2.9%
Caesars Entertainment, 6.50%, 2/15/32 (5) 410 405
Caesars Entertainment, 7.00%, 2/15/30 (5) 950 960
Caesars Entertainment, 8.125%, 7/1/27 (5) 820 834
CCM Merger, 6.375%, 5/1/26 (5) 235 233
Churchill Downs, 6.75%, 5/1/31 (5) 510 507
International Game Technology, 6.25%, 1/15/27 (5) 420 420
Light & Wonder International, 7.00%, 5/15/28 (5) 145 146
Light & Wonder International, 7.25%, 11/15/29 (5) 540 547
Light & Wonder International, 7.50%, 9/1/31 (5) 300 308
Ontario Gaming GTA, 8.00%, 8/1/30 (5) 610 625
Scientific Games Holdings, 6.625%, 3/1/30 (5) 355 336
Wynn Resorts Finance, 5.125%, 10/1/29 (5) 200 188
5,509
Health Care  5.8%
AthenaHealth Group, 6.50%, 2/15/30 (5) 585 530
Avantor Funding, 4.625%, 7/15/28 (5) 215 202
Bausch + Lomb, 8.375%, 10/1/28 (5) 865 880
CHS, 5.25%, 5/15/30 (5) 175 145
CHS, 6.00%, 1/15/29 (5) 205 183
CHS, 8.00%, 3/15/26 (5) 93 93
CHS, 8.00%, 12/15/27 (5) 320 318
CHS, 10.875%, 1/15/32 (5) 650 672
IQVIA, 6.50%, 5/15/30 (5) 200 202
LifePoint Health, 9.875%, 8/15/30 (5) 342 366
LifePoint Health, 10.00%, 6/1/32 (5) 450 448
LifePoint Health, 11.00%, 10/15/30 (5) 1,245 1,373
Medline Borrower, 5.25%, 10/1/29 (5) 360 339
Medline Borrower, 6.25%, 4/1/29 (5) 700 699

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  420 356
Select Medical, 6.25%, 8/15/26 (5) 530 530
Star Parent, 9.00%, 10/1/30 (5) 542 566
Tenet Healthcare, 6.125%, 10/1/28  290 286
Tenet Healthcare, 6.125%, 6/15/30  435 430
Tenet Healthcare, 6.875%, 11/15/31  290 302
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27  240 230
Teva Pharmaceutical Finance Netherlands III, 5.125%, 5/9/29  245 234
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  595 632
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31  665 726
10,742
Information Technology  4.7%
Boxer Parent, 7.125%, 10/2/25 (5) 180 180
Boxer Parent, 9.125%, 3/1/26 (5) 450 450
Central Parent, 7.25%, 6/15/29 (5) 1,075 1,079
Central Parent, 8.00%, 6/15/29 (5) 600 615
Cloud Software Group, 8.25%, 6/30/32 (5) 450 452
Cloud Software Group, 9.00%, 9/30/29 (5) 2,250 2,166
Dye & Durham, 8.625%, 4/15/29 (5) 532 538
Entegris, 5.95%, 6/15/30 (5) 900 883
Gen Digital, 6.75%, 9/30/27 (5) 440 442
Gen Digital, 7.125%, 9/30/30 (5) 417 423
Match Group Holdings II, 4.625%, 6/1/28 (5) 305 283
Match Group Holdings II, 5.625%, 2/15/29 (5) 115 109
McAfee, 7.375%, 2/15/30 (5) 970 898
SS&C Technologies, 6.50%, 6/1/32 (5) 315 315
8,833
Lodging  0.3%
Hilton Domestic Operating, 4.875%, 1/15/30  180 170
Hilton Domestic Operating, 5.75%, 5/1/28 (5) 165 163
Park Intermediate Holdings, 7.00%, 2/1/30 (5) 290 291
624
Manufacturing  0.4%
EMRLD Borrower, 6.625%, 12/15/30 (5) 210 210
Madison IAQ, 5.875%, 6/30/29 (5) 500 460
670
Metals & Mining  2.3%
Arsenal AIC Parent, 8.00%, 10/1/30 (5) 505 525
Arsenal AIC Parent, 11.50%, 10/1/31 (5) 545 606
ATI, 5.125%, 10/1/31  235 214
ATI, 5.875%, 12/1/27  480 470
ATI, 7.25%, 8/15/30  380 388
Carpenter Technology, 7.625%, 3/15/30  1,085 1,109

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Hecla Mining, 7.25%, 2/15/28  300 301
Hudbay Minerals, 6.125%, 4/1/29 (5) 120 119
TMS International, 6.25%, 4/15/29 (5) 630 578
4,310
Other Telecommunications  0.2%
Frontier Communications Holdings, 8.75%, 5/15/30 (5) 350 361
361
Real Estate Investment Trust Securities  1.1%
Service Properties Trust, 8.625%, 11/15/31 (5) 1,895 1,983
1,983
Retail  0.6%
At Home Group, 4.875%, 7/15/28 (5) 125 58
Bath & Body Works, 6.625%, 10/1/30 (5) 315 315
Bath & Body Works, 6.75%, 7/1/36  265 263
Bath & Body Works, 6.95%, 3/1/33  103 100
Bath & Body Works, 9.375%, 7/1/25 (5) 150 155
PetSmart, 7.75%, 2/15/29 (5) 255 242
1,133
Satellites  0.8%
Connect Finco, 6.75%, 10/1/26 (5) 960 905
Intelsat Jackson Holdings, 6.50%, 3/15/30 (5) 340 320
Viasat, 7.50%, 5/30/31 (5)(6) 340 231
1,456
Services  5.9%
Albion Financing 1, 6.125%, 10/15/26 (5) 490 485
Albion Financing 2, 8.75%, 4/15/27 (5) 675 682
Allied Universal Holdco, 6.00%, 6/1/29 (5)(6) 798 679
Allied Universal Holdco, 7.875%, 2/15/31 (5) 672 670
Allied Universal Holdco, 9.75%, 7/15/27 (5) 780 772
Boost Newco Borrower, 7.50%, 1/15/31 (5) 1,380 1,427
eG Global Finance, 12.00%, 11/30/28 (5) 580 598
Fortress Intermediate 3, 7.50%, 6/1/31 (5) 350 354
GFL Environmental, 6.75%, 1/15/31 (5) 400 408
Ritchie Bros Holdings, 6.75%, 3/15/28 (5) 140 141
Ritchie Bros Holdings, 7.75%, 3/15/31 (5) 293 305
TK Elevator Holdco, 6.625%, 7/15/28 (EUR)  828 863
TK Elevator U.S. Newco, 5.25%, 7/15/27 (5) 890 857
UKG, 6.875%, 2/1/31 (5) 2,790 2,808
11,049
Transportation  0.5%
Watco, 6.50%, 6/15/27 (5) 894 877
877

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Utilities  8.3%
Calpine, 5.00%, 2/1/31 (5) 295 271
Calpine, 5.125%, 3/15/28 (5) 400 381
HAT Holdings I, 8.00%, 6/15/27 (5) 848 877
NRG Energy, VR, 10.25% (5)(8)(9) 104 113
PG&E, 5.00%, 7/1/28  358 343
PG&E, 5.25%, 7/1/30  615 585
Talen Energy Supply, 8.625%, 6/1/30 (5) 4,419 4,739
Terraform Global Operating, 6.125%, 3/1/26 (5) 555 545
Vistra, VR, 8.00% (5)(8)(9) 2,684 2,711
Vistra, Series C, VR, 8.875% (5)(8)(9) 4,250 4,399
Vistra Operations, 7.75%, 10/15/31 (5) 565 586
15,550
Wireless Communications  0.1%
U.S. Cellular, 6.70%, 12/15/33  212 223
223
Total Corporate Bonds (Cost $156,337) 154,882
MUNICIPAL SECURITIES  0.7%
Puerto Rico  0.7%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (10) 2,115 1,312
Total Municipal Securities (Cost $1,182) 1,312
SHORT-TERM INVESTMENTS  4.3%
Money Market Funds  4.3%
T. Rowe Price Government Reserve Fund, 5.39% (11)(12) 8,055 8,055
Total Short-Term Investments (Cost $8,055) 8,055

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL  1.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 5.39% (11)(12) 3,125 3,125
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 3,125
Total Securities Lending Collateral (Cost $3,125) 3,125
Total Investments in Securities
101.2% of Net Assets
(Cost $190,308) $ 188,954
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of May 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Non-income producing
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $134,501 and represents 72.0% of net assets.
(6) See Note 4 . All or a portion of this security is on loan at May 31, 2024.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Perpetual security with no stated maturity date.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(11) Seven-day yield
(12) Affiliated Companies

T. ROWE PRICE Credit Opportunities Fund

1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
EUR Euro
FRN Floating Rate Note
GO General Obligation
PIK Payment-in-kind
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Ca*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/26 * 216 (15) (8) (7)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (7)
Total Centrally Cleared Swaps (7)
Net payments (receipts) of variation margin to date 6
Variation margin receivable (payable) on centrally cleared swaps $ (1)
* Credit ratings as of May 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 8/23/24 USD 1,976 EUR 1,811 $ 4
Net unrealized gain (loss) on open forward
currency exchange contracts $ 4

T. ROWE PRICE Credit Opportunities Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.39% $ — $ — $ 409++
Totals $ —# $ — $ 409+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
05/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 3,016  ¤  ¤ $ 11,180
Total $ 11,180^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $409 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $11,180.

T. ROWE PRICE Credit Opportunities Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $190,308) $ 188,954
Interest receivable 3,511
Receivable for investment securities sold 605
Receivable for shares sold 512
Cash deposits on centrally cleared swaps 154
Cash 24
Due from affiliates 19
Unrealized gain on forward currency exchange contracts 4
Foreign currency (cost $1) 1
Other assets 66
Total assets 193,850
Liabilities
Payable for investment securities purchased 3,379
Obligation to return securities lending collateral 3,125
Payable for shares redeemed 423
Investment management fees payable 86
Variation margin payable on centrally cleared swaps 1
Other liabilities 47
Total liabilities 7,061
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 186,789

T. ROWE PRICE Credit Opportunities Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (24,558)
Paid-in capital applicable to 23,816,351 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 211,347
NET ASSETS $ 186,789
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $91,777; Shares outstanding: 11,693,518) $ 7.85
Advisor Class
(Net assets: $99; Shares outstanding: 12,668) $ 7.81
I Class
(Net assets: $94,913; Shares outstanding: 12,110,165) $ 7.84

T. ROWE PRICE Credit Opportunities Fund
Statement of Operations

($000s)
Year
Ended
5/31/24
Investment Income (Loss)
Income
    Interest $ 10,547
Dividend 416
Securities lending 32
Total income 10,995
Expenses
Investment management 770
Shareholder servicing
Investor Class $ 138
Advisor Class 1
I Class 16 155
Prospectus and shareholder reports
Investor Class 12
I Class 7 19
Custody and accounting 196
Registration 89
Legal and audit 51
Proxy and annual meeting 2
Miscellaneous 17
Waived / paid by Price Associates (358)
Total expenses 941
Net investment income 10,054

T. ROWE PRICE Credit Opportunities Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (2,380)
Swaps 73
Options written 7
Forward currency exchange contracts 13
Net realized loss (2,287)
Change in net unrealized gain / loss
Securities 7,243
Swaps 30
Forward currency exchange contracts (3)
Change in net unrealized gain / loss 7,270
Net realized and unrealized gain / loss 4,983
INCREASE IN NET ASSETS FROM OPERATIONS
$ 15,037

T. ROWE PRICE Credit Opportunities Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 10,054 $ 6,415
Net realized loss (2,287) (2,189)
Change in net unrealized gain / loss 7,270 (3,520)
Increase in net assets from operations 15,037 706
Distributions to shareholders
Net earnings
Investor Class (4,536) (2,953)
Advisor Class (8) (9)
I Class (5,536) (3,780)
Decrease in net assets from distributions (10,080) (6,742)
Capital share transactions
*
Shares sold
Investor Class 69,510 27,921
Advisor Class 478 1,960
I Class 63,369 31,102
Distributions reinvested
Investor Class 4,315 2,451
Advisor Class 7 7
I Class 4,815 2,103
Shares redeemed
Investor Class (29,419) (26,896)
Advisor Class (766) (1,690)
I Class (37,576) (15,350)
Increase in net assets from capital share
transactions 74,733 21,608

T. ROWE PRICE Credit Opportunities Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Net Assets
Increase during period 79,690 15,572
Beginning of period 107,099 91,527
End of period $ 186,789 $ 107,099
*Share information (000s)
Shares sold
Investor Class 8,910 3,646
Advisor Class 63 258
I Class 8,189 4,080
Distributions reinvested
Investor Class 554 322
Advisor Class 1 1
I Class 619 277
Shares redeemed
Investor Class (3,783) (3,518)
Advisor Class (101) (220)
I Class (4,864) (2,007)
Increase in shares outstanding 9,588 2,839

T. ROWE PRICE Credit Opportunities Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Credit Opportunities Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-
end management investment company.  The fund seeks a combination of long-term capital appreciation and high income. The fund has three classes of shares: the Credit Opportunities Fund (Investor Class), the Credit Opportunities
Fund–Advisor Class (Advisor Class) and the Credit Opportunities Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital

T. ROWE PRICE Credit Opportunities Fund

gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the year ended May 31, 2024, the Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.

T. ROWE PRICE Credit Opportunities Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Credit Opportunities Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment

T. ROWE PRICE Credit Opportunities Fund

and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on May 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bank Loans $ — $ 19,853 $ 250 $ 20,103
Common Stocks 1,290 — — 1,290
Fixed Income Securities
1
— 156,381 — 156,381
Short-Term Investments 8,055 — — 8,055
Securities Lending Collateral 3,125 — — 3,125
Total Securities 12,470 176,234 250 188,954
Forward Currency Exchange
Contracts — 4 — 4
Total $ 12,470 $ 176,238 $ 250 $ 188,958
Liabilities
Swaps* $ — $ 7 $ — $ 7
1
Includes Convertible Bonds, Corporate Bonds and Municipal Securities.

T. ROWE PRICE Credit Opportunities Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Credit Opportunities Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Foreign exchange derivatives Forwards $ 4
*
Total $ 4
*
Liabilities
Credit derivatives Centrally Cleared Swaps $ 7
Total $ 7
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ — $ 13 $ — $ 13
Credit derivatives 7 — 73 80
Total $ 7 $ 13 $ 73 $ 93
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ — $ (3) $ — $ (3)
Credit derivatives — — 30 30
Total $ — $ (3) $ 30 $ 27

T. ROWE PRICE Credit Opportunities Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the

T. ROWE PRICE Credit Opportunities Fund

fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2024, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of May 31, 2024, cash of $154,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return;
and the potential for losses in excess of the fund’s initial investment. During

T. ROWE PRICE Credit Opportunities Fund

the year ended May 31, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0% and 2% of net assets.
Options   The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations.
In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms.
The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund.
During the year ended May 31, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally less than 1% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of

T. ROWE PRICE Credit Opportunities Fund

portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2024, the notional amount of protection sold by

T. ROWE PRICE Credit Opportunities Fund

the fund totaled $216,000 (0.1% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 3% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt

T. ROWE PRICE Credit Opportunities Fund

issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid

T. ROWE PRICE Credit Opportunities Fund

assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
May 31, 2024, the value of loaned securities was $3,070,000; the value of cash collateral and related investments was $3,125,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $117,126,000 and
$48,012,000, respectively, for the year ended May 31, 2024.

T. ROWE PRICE Credit Opportunities Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of market discount at time of sale and differences between book/tax amortization policies.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2024, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
($000s)
May 31,
2024
May 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 10,080 $ 6,742
($000s)
Cost of investments $ 189,881
Unrealized appreciation $ 3,440
Unrealized depreciation (4,375)
Net unrealized appreciation (depreciation) $ (935)

T. ROWE PRICE Credit Opportunities Fund

At May 31, 2024, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals.
Capital loss carryforwards are available indefinitely to offset future realized capital gains. Further, a portion of the fund’s available capital loss carryforwards are subject to certain limitations on amount or timing of use related to an ownership change.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.27%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2024, the effective annual group fee rate was 0.29%.
($000s)
Overdistributed ordinary income $ (211)
Net unrealized appreciation (depreciation) (935)
Loss carryforwards and deferrals (23,412)
Total distributable earnings (loss) $ (24,558)

T. ROWE PRICE Credit Opportunities Fund

The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended May 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $988,000 remain subject to repayment by the fund at May 31, 2024. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE Credit Opportunities Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
May 31, 2024, expenses incurred pursuant to these service agreements were
$114,000 for Price Associates; $85,000 for T. Rowe Price Services, Inc.; and
less than $1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.81% 0.91% 0.01%
Expense limitation date 09/30/25 09/30/25 09/30/25
(Waived)/repaid during the period ($000s) $(149) $(1) $(208)

T. ROWE PRICE Credit Opportunities Fund

sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Credit Opportunities Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Credit
Opportunities Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Credit Opportunities Fund, Inc.
(the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May
31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Credit Opportunities Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Credit Opportunities Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $7,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $6,000 of the fund's income qualifies for the dividends-
received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $9,474,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Credit Opportunities Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE Credit Opportunities Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the
Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.

T. ROWE PRICE Credit Opportunities Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)

T. ROWE PRICE Credit Opportunities Fund

in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the third quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group,
Advisor Class Expense Group, and Expense Universe), and the fund’s total expenses ranked in the fourth quintile (Investor Class Expense Group and Expense
Universe) and first quintile (Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

T. ROWE PRICE Credit Opportunities Fund

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F105-050 7/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Credit Opportunities Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2024